Business Optimization Charges (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Optimization Initiatives
Reserves, beginning balance	$ 12	$ 60	$ 60
Charges	66		5	$ 43	$ 133
Reserve adjustments		$ (10)	(17)	(10)
Currency translation adjustments and other	(1)		(17)
Utilization	(8)		(19)
Reserves, ending balance	33		$ 12	$ 60
Severance And Other Costs
Business Optimization Initiatives
Charges	$ 30